Deferred Charges (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Deferred Charges
Deferred charges of dry-docking and special survey costs	$ 22,883		$ 27,648
Amortization of deferred dry-docking costs	$ 5,101	$ 5,206